Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
	PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	Cash Flow (i)(4)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2022	$3,094,475	$3,778,624	$1,257,473	$1,394,231	$112	$312	$771,703,000	$888,292,000
2021	$3,197,717	$3,630,754	$844,277	$943,431	$59	$125	$189,423,000	$379,592,000
2020	$1,804,330	$1,865,515	$499,678	$504,599	$55	$81	($226,537,000)	($89,550,000)

(1)
Mr. Spindler served as our principal executive officer, or the PEO, for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO NEOs included Mr. Ziems. Mr. Bitzer, Mr. Thompson and Mr. Meyering. For 2021, our non-PEO NEOs included Mr. Ziems. Mr. Bitzer, Mr. Thompson and Ms. Pollard and James Campbell. For 2020, our non-PEO NEOs included Mr. Ziems, Mr. Campbell, Richard Rose, Ms. Pollard and Ayten Saridas.

(2)
For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Garold Spindler	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$3,094,475	$3,197,717	$1,804,330
- SCT “Stock Awards” column value	($995,643)	($490,602)	($428,550)
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$1,284,517	$981,220	$513,209
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$486,799	($57,581)	($23,474)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	($91,524)	—	—
Compensation Actually Paid to PEO (column (c))	$3,778,624	$3,630,754	$1,865,515
AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$1,257,473	$844,277	$499,678
- SCT “Stock Awards” column value	($396,681)	($109,465)	($81,739)
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$511,774	$218,934	$97,887
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$25,524	($10,314)	($3,997)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	($3,858)	—	($7,249)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,394,231	$943,431	$504,599

(3)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 30, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 30, 2019 through and including the last day of the covered fiscal year, or the Measurement Period, assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: Stanmore Resources Ltd, Whitehaven Coal Ltd, New Hope Corporation Limited, Yancoal Australia Ltd, Arch Coal Inc., Peabody Energy Corporation, Warrior Met Coal Inc. and Alpha Metallurgical Resources, Inc (f/k/a Contura Energy, Inc.), or the Peer Group. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)
Cash flow is calculated as Adjusted EBITDA less capex, interest and tax paid. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion and amortization and other foreign exchange losses. Adjusted EBITDA is also adjusted for certain discrete items that management exclude in analyzing each of the Company’s segments’ operating performance. For a complete discussion of, and reconciliation of, Adjusted EBITDA to the relevant GAAP measure, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 108 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 filed with the SEC on February 21, 2023.

Company Selected Measure Name	Cash Flow
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Spindler served as our principal executive officer, or the PEO, for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO NEOs included Mr. Ziems. Mr. Bitzer, Mr. Thompson and Mr. Meyering. For 2021, our non-PEO NEOs included Mr. Ziems. Mr. Bitzer, Mr. Thompson and Ms. Pollard and James Campbell. For 2020, our non-PEO NEOs included Mr. Ziems, Mr. Campbell, Richard Rose, Ms. Pollard and Ayten Saridas.

Peer Group Issuers, Footnote [Text Block]
(3)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 30, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 30, 2019 through and including the last day of the covered fiscal year, or the Measurement Period, assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: Stanmore Resources Ltd, Whitehaven Coal Ltd, New Hope Corporation Limited, Yancoal Australia Ltd, Arch Coal Inc., Peabody Energy Corporation, Warrior Met Coal Inc. and Alpha Metallurgical Resources, Inc (f/k/a Contura Energy, Inc.), or the Peer Group. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 3,094,475	$ 3,197,717	$ 1,804,330
PEO Actually Paid Compensation Amount	$ 3,778,624	3,630,754	1,865,515
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Garold Spindler	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$3,094,475	$3,197,717	$1,804,330
- SCT “Stock Awards” column value	($995,643)	($490,602)	($428,550)
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$1,284,517	$981,220	$513,209
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$486,799	($57,581)	($23,474)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	($91,524)	—	—
Compensation Actually Paid to PEO (column (c))	$3,778,624	$3,630,754	$1,865,515

Non-PEO NEO Average Total Compensation Amount	$ 1,257,473	844,277	499,678
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,394,231	943,431	504,599
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$1,257,473	$844,277	$499,678
- SCT “Stock Awards” column value	($396,681)	($109,465)	($81,739)
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$511,774	$218,934	$97,887
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$25,524	($10,314)	($3,997)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	($3,858)	—	($7,249)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,394,231	$943,431	$504,599

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance:
Cash Flow
Relative Total Shareholder Return
Adjusted EBITDA

Total Shareholder Return Amount	$ 112	59	55
Peer Group Total Shareholder Return Amount	312	125	81
Net Income (Loss)	$ 771,703,000	$ 189,423,000	$ (226,537,000)
Company Selected Measure Amount	888,292,000	379,592,000	(89,550,000)
PEO Name	Mr. Spindler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow
Non-GAAP Measure Description [Text Block]
(4)
Cash flow is calculated as Adjusted EBITDA less capex, interest and tax paid. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion and amortization and other foreign exchange losses. Adjusted EBITDA is also adjusted for certain discrete items that management exclude in analyzing each of the Company’s segments’ operating performance. For a complete discussion of, and reconciliation of, Adjusted EBITDA to the relevant GAAP measure, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 108 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 filed with the SEC on February 21, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (995,643)	$ (490,602)	$ (428,550)
PEO [Member] | Year-End Fair Value of Equity Awards Granted in The Covered Year That Are Outstanding and Unvested as Of the Covered Year-End, Including [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,284,517	981,220	513,209
PEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Are Outstanding and Unvested as Of the Covered Year-End, Including [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	486,799	(57,581)	(23,474)
PEO [Member] | Fair Value as Of Prior-Year End of Equity Awards Granted in Prior Years That Failed to Vest in The Covered Year, Including [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,524)
Non-PEO NEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(396,681)	(109,465)	(81,739)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in The Covered Year That Are Outstanding and Unvested as Of the Covered Year-End, Including [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	511,774	218,934	97,887
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Are Outstanding and Unvested as Of the Covered Year-End, Including [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,524	$ (10,314)	(3,997)
Non-PEO NEO [Member] | Fair Value as Of Prior-Year End of Equity Awards Granted in Prior Years That Failed to Vest in The Covered Year, Including [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,858)		$ (7,249)